Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

23. Related party transactions

The Group holds investments in associates and joint ventures. See note 18 (“Joint ventures and equity method investments”) for additional information with respect to the balances held with associates and joint ventures. During the year ended December 31, 2021, funding on the investments in associates and joint ventures was $19,327,000 (2020: $11,373,000).